Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Schedule of changes in the carrying amount of goodwill
	Banking	Insurance	Benefit Consulting
	Activities	Activities	Activities	Total
Balance as of January 1, 1010	$10,005,131	$10,268,266	$2,909,704	$23,183,101
Goodwill acquired	—	—	117,520	117,520
Balance as of December 31, 2010	10,005,131	10,268,266	3,027,224	23,300,621
Transfer of Goodwill	—	(1,133,075)	1,133,075	—
Goodwill acquired	—	586,445	95,388	681,833
Balance as of December 31, 2011	10,005,131	9,721,636	4,255,687	23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	$10,005,131	$11,201,857	$4,255,687	$25,462,675

Schedule of other intangible assets

	As of December 31, 2012
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,308,067)	$397,324
Customer relationship intangible	2,331,565	(1,174,509)	1,157,056
Total	$5,036,956	$(3,482,576)	$1,554,380

	As of December 31, 2011
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,060,448)	$644,943
Customer relationship intangible	1,402,534	(1,083,251)	319,283
Total	$4,107,925	$(3,143,699)	$964,226

Schedule of estimated amortization expense
2013	452,356
2014	293,997
2015	238,589
2016	185,779
2017	115,706